Property, plant and equipment, net (Tables)	12 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, stated at cost less accumulated depreciation
	September 30, 2018	September 30, 2017

Office equipment	$39,755	$46,214
Vehicles	68,307	17,976
Machinery and equipment	98,414	93,337
Leasehold improvements	117,645	121,448
Subtotal	324,121	278,975
Accumulated depreciation and amortization	(187,758)	(176,459)
Total	$136,363	$102,516